Investments in Equity-accounted Investees (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Results Relating to Equity-Accounted Investees	Results relating to equity-accounted investees

	2013	2012	2011
Company’s share in income (loss)	7	7	(77)
Other results	51	(34)	—

	58	(27)	(77)

Company's Share in Income (Loss)	Company’s share in income (loss)

	2013	2012	2011
Trident	—	—	(82)
ASMC	1	3	3
ASEN	6	4	2

	7	7	(77)

Changes in Investments in Equity-Accounted Investees

Investments in equity-accounted investees

The changes in 2013 are as follows:

Investments
Balance as of January 1	45
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	—

Balance as of December 31	52

Summary of Carrying Value of Investments in Equity-Accounted Investees	The total carrying value of investments in equity-accounted investees is summarized as follows:

	2013		2012
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	18	27	17
ASEN	40	34	40	28

		52		45